Earnings/(Loss) per Share	12 Months Ended
Dec. 31, 2015
Earnings/(Loss) per Share
Earnings/(Loss) per Share

22. Earnings/(Loss) per Share

        The following table sets forth the computation of basic and diluted earnings/(losses) per share for the years ended December 31 (in thousands):

	2015	2014	2013
Numerator:
Net income/(loss)	$117,016	$(3,920)	$37,523
Denominator (number of shares):
Basic and diluted weighted average ordinary shares outstanding	109,785.5	109,676.1	109,654.2

        The warrants issued and outstanding amounting to 15,000,000 were excluded from the diluted earnings/(loss) per share for the years ended December 31, 2015, 2014 and 2013, because they were antidilutive.